SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2014 agreement facility	Dec. 31, 2016 USD ($) facility	Dec. 31, 2015 USD ($)
Acquisition Policy
Number of facilities		29
Number of management agreements | agreement	1
Number of skilled nursing facilities	2
Number of assisted living facilities	1
Number of sublease agreements executed, owned by company		14
Number of sublease agreements executed, leased by company		11
Allowance for uncollectible accounts management fees receivables | $		$ 7,500
Deferred tax assets, net, noncurrent | $			$ 6,200
New Accounting Pronouncement, Early Adoption, Effect
Acquisition Policy
Deferred tax asset | $		(62,000)
Deferred tax assets, net, noncurrent | $		$ 62,000
Lease-Related Intangible Asset
Acquisition Policy
Estimated useful life		10 years
Intangible Assets-bed licenses
Acquisition Policy
Estimated useful life		32 years
Patient Care Receivables
Acquisition Policy
Accounts receivable, gross, current | $		$ 8,400
Third Party Operators
Acquisition Policy
Number of sublease agreements executed, owned by company		15
Number owned assisted living facilities leased		1
Federal
Acquisition Policy
Net operating loss carry forwards | $		$ 65,100